Subsequent Events (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Contributions		$ 17,971,900	$ 13,680,389
Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	$ 3,672,750
Withdrawls	$ 1,423,903